employee future benefits - Other defined benefit plans (Details) - Other defined benefit plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
employee future benefits
Current service cost	$ 2	$ 3
First year
employee future benefits
Estimated future benefit payments	1
2 years hence
employee future benefits
Estimated future benefit payments	1
3 years hence
employee future benefits
Estimated future benefit payments	1
4 years hence
employee future benefits
Estimated future benefit payments	1
5 years hence
employee future benefits
Estimated future benefit payments	1
5 years hence to 10 years
employee future benefits
Estimated future benefit payments	$ 5